Other Operating Expenses - Summary of Other Operating Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ 16,899,065	$ 14,605,226
Turnover tax [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	8,647,616	6,976,566
Contributions to the guarantee fund [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	510,843	438,487
Charges for Other Provisions [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	1,056,171	360,530
Claims [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	310,406	199,172
Other Financial Income [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	546,541	319,634
Other Expenses from Services [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	5,069,626	4,796,835
Other expenses [member]
Disclosure of other operating expenses [line items]
Other Operating Expenses	$ 757,862	$ 1,514,002